Distribution Date:	06/17/25	JPMBB Commercial Mortgage Securities Trust 2015-C32
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-16
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19
			Attention: JPMBB 2015-C32 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25-32	Trustee	Wilmington Trust, National Association
Modified Loan Detail	33		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	34
Historical Bond / Collateral Loss Reconciliation Detail	35-36
Interest Shortfall Detail - Collateral Level	37-38
Supplemental Notes	39

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 39

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590JAS6	1.510900%	80,183,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590JAT4	2.816400%	244,690,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590JAU1	3.418800%	28,747,000.00	18,695,690.54	0.00	53,264.02	0.00	0.00	53,264.02	18,695,690.54	45.20%	30.00%
A-4	46590JAV9	3.329300%	100,000,000.00	100,000,000.00	0.00	277,441.67	0.00	0.00	277,441.67	100,000,000.00	45.20%	30.00%
A-5	46590JAW7	3.598200%	234,856,000.00	234,856,000.00	0.00	704,215.72	0.00	0.00	704,215.72	234,856,000.00	45.20%	30.00%
A-SB	46590JAX5	3.358200%	115,238,000.00	3,880,831.79	89,510.95	10,860.51	0.00	0.00	100,371.46	3,791,320.84	45.20%	30.00%
A-S	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	0.00	0.00	0.00	0.00	51,667,000.00	37.27%	25.50%
B	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	0.00	0.00	0.00	0.00	57,408,000.00	28.47%	20.50%
C	46590JBC0	4.804656%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00	13.28%	11.88%
D	46590JBE6	4.304656%	50,232,000.00	50,232,000.00	0.00	0.00	0.00	0.00	0.00	50,232,000.00	5.58%	7.50%
E*	46590JAE7	4.804656%	28,705,000.00	28,705,000.00	0.00	0.00	0.00	0.00	0.00	28,705,000.00	1.18%	5.00%
F	46590JAG2	4.804656%	11,481,000.00	11,481,000.00	0.00	0.00	0.00	3,812,225.83	0.00	7,668,774.17	0.00%	4.00%
G	46590JAJ6	4.804656%	11,482,000.00	11,482,000.00	0.00	0.00	0.00	11,482,000.00	0.00	0.00	0.00%	3.00%
NR	46590JAL1	4.804656%	34,444,648.00	12,526,897.48	0.00	0.00	0.00	12,526,897.48	0.00	0.00	0.00%	0.00%
R	46590JAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46590JAN7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,148,162,650.00	679,963,419.81	89,510.95	1,045,781.92	0.00	27,821,123.31	1,135,292.87	652,052,785.55

X-A	46590JAY3	1.233886%	855,381,000.00	409,099,522.33	0.00	420,651.95	0.00	0.00	420,651.95	409,010,011.38
X-B	46590JAZ0	0.415856%	57,408,000.00	57,408,000.00	0.00	19,894.57	0.00	0.00	19,894.57	57,408,000.00
X-C	46590JAA5	0.000000%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00
X-D	46590JAC1	0.500000%	50,232,000.00	50,232,000.00	0.00	20,930.00	0.00	0.00	20,930.00	50,232,000.00
Notional SubTotal			1,062,050,000.00	615,768,522.33	0.00	461,476.52	0.00	0.00	461,476.52	615,679,011.38

Deal Distribution Total					89,510.95	1,507,258.44	0.00	27,821,123.31	1,596,769.39

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 39

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590JAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590JAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590JAU1	650.35275124	0.00000000	1.85285491	0.00000000	0.00000000	0.00000000	0.00000000	1.85285491	650.35275124
A-4	46590JAV9	1,000.00000000	0.00000000	2.77441670	0.00000000	0.00000000	0.00000000	0.00000000	2.77441670	1,000.00000000
A-5	46590JAW7	1,000.00000000	0.00000000	2.99850002	0.00000000	0.00000000	0.00000000	0.00000000	2.99850002	1,000.00000000
A-SB	46590JAX5	33.67666733	0.77674856	0.09424417	0.00000000	0.00000000	0.00000000	0.00000000	0.87099273	32.89991878
A-S	46590JBA4	1,000.00000000	0.00000000	0.00000000	3.32033329	3.32033329	0.00000000	0.00000000	0.00000000	1,000.00000000
B	46590JBB2	1,000.00000000	0.00000000	0.00000000	3.65733330	13.73787956	0.00000000	0.00000000	0.00000000	1,000.00000000
C	46590JBC0	1,000.00000000	0.00000000	0.00000000	4.00388028	53.37710499	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46590JBE6	1,000.00000000	0.00000000	0.00000000	3.58721373	95.48759894	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46590JAE7	1,000.00000000	0.00000000	0.00000000	4.00388016	208.25707612	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46590JAG2	1,000.00000000	0.00000000	0.00000000	4.00388032	224.01471910	0.00000000	332.04649682	0.00000000	667.95350318
G	46590JAJ6	1,000.00000000	0.00000000	0.00000000	4.00387999	226.75029960	0.00000000	1,000.00000000	0.00000000	0.00000000
NR	46590JAL1	363.68197114	0.00000000	0.00000000	1.45613914	182.58103784	0.00000000	363.68197114	0.00000000	0.00000000
R	46590JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46590JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590JAY3	478.26585151	0.00000000	0.49177144	0.00000000	0.00000000	0.00000000	0.00000000	0.49177144	478.16120697
X-B	46590JAZ0	1,000.00000000	0.00000000	0.34654700	0.00000000	0.00000000	0.00000000	0.00000000	0.34654700	1,000.00000000
X-C	46590JAA5	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46590JAC1	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 39

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	05/01/25 - 05/30/25	30	0.00	53,264.02	0.00	53,264.02	0.00	0.00	0.00	53,264.02	0.00
A-4	05/01/25 - 05/30/25	30	0.00	277,441.67	0.00	277,441.67	0.00	0.00	0.00	277,441.67	0.00
A-5	05/01/25 - 05/30/25	30	0.00	704,215.72	0.00	704,215.72	0.00	0.00	0.00	704,215.72	0.00
A-SB	05/01/25 - 05/30/25	30	0.00	10,860.51	0.00	10,860.51	0.00	0.00	0.00	10,860.51	0.00
X-A	05/01/25 - 05/30/25	30	0.00	420,651.95	0.00	420,651.95	0.00	0.00	0.00	420,651.95	0.00
X-B	05/01/25 - 05/30/25	30	0.00	19,894.57	0.00	19,894.57	0.00	0.00	0.00	19,894.57	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	05/01/25 - 05/30/25	30	0.00	20,930.00	0.00	20,930.00	0.00	0.00	0.00	20,930.00	0.00
A-S	05/01/25 - 05/30/25	30	0.00	171,551.66	0.00	171,551.66	171,551.66	0.00	0.00	0.00	171,551.66
B	05/01/25 - 05/30/25	30	578,704.00	209,960.19	0.00	209,960.19	209,960.19	0.00	0.00	0.00	788,664.19
C	05/01/25 - 05/30/25	30	4,889,381.07	396,500.26	0.00	396,500.26	396,500.26	0.00	0.00	0.00	5,285,881.33
D	05/01/25 - 05/30/25	30	4,616,340.15	180,192.92	0.00	180,192.92	180,192.92	0.00	0.00	0.00	4,796,533.07
E	05/01/25 - 05/30/25	30	5,863,087.99	114,931.38	0.00	114,931.38	114,931.38	0.00	0.00	0.00	5,978,019.37
F	05/01/25 - 05/30/25	30	2,525,944.44	45,968.55	0.00	45,968.55	45,968.55	0.00	0.00	0.00	2,571,912.99
G	05/01/25 - 05/30/25	30	2,557,574.39	45,972.55	0.00	45,972.55	45,972.55	0.00	0.00	0.00	2,603,546.94
NR	05/01/25 - 05/30/25	30	6,238,783.38	50,156.20	0.00	50,156.20	50,156.20	0.00	0.00	0.00	6,288,939.58
Totals			27,269,815.42	2,722,492.15	0.00	2,722,492.15	1,215,233.71	0.00	0.00	1,507,258.44	28,485,049.13

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 39

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	0.00	0.00	0.00	0.00	51,667,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	0.00	0.00	0.00	0.00	57,408,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46590JBC0	4.804656%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			208,104,000.03	208,104,000.00	0.00	0.00	0.00	0.00	0.00	208,104,000.00

Exchangeable Certificate Details
EC	46590JBD8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 39

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	1,596,769.39	Deposit Amount	0.00
		Beginning Reserve Account Balance	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 39

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,733,081.74	Master Servicing Fee	5,239.35
Interest Reductions due to Nonrecoverability Determination	(1,089,194.63)	Certificate Administrator Fee	2,246.91
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	1,754.94
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	9,451.20
Total Interest Collected	1,643,887.11

Principal		Expenses/Reimbursements
Scheduled Principal	11,184,984.39	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	16,703,135.23	Special Servicing Fees (Monthly)	132,898.20
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,206.84
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	22,514.64	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	27,814,195.76
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	27,910,634.26	Total Expenses/Reimbursements	27,948,300.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,507,258.44
Gain-on-Sale Proceeds Collected	0.00	Principal Distribution	89,510.95
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
Borrower Option Extension Fees	0.00	Borrower Option Extension Fees	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,596,769.39
Total Funds Collected	29,554,521.37	Total Funds Distributed	29,554,521.39

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 39

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	679,963,419.81	679,963,419.81	Beginning Certificate Balance	679,963,419.81
(-) Scheduled Principal Collections	11,184,984.39	11,184,984.39	(-) Principal Distributions	89,510.95
(-) Unscheduled Principal Collections	16,725,649.87	16,725,649.87	(-) Realized Losses	27,821,123.31
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	27,814,195.76
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	6,927.55
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	652,052,785.55	652,052,785.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	694,037,956.11	694,037,956.11	Ending Certificate Balance	652,052,785.55
Ending Actual Collateral Balance	666,151,804.92	666,151,804.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	8,143,785.37	0.00	UC / (OC) Change	0.00
Current Period Advances	27,814,195.76	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	35,957,981.13	0.00	Net WAC Rate	4.80%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 39

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,714,331.68	3.02%	4	4.6389	NAP	Defeased	3	19,714,331.68	3.02%	4	4.6389	NAP
	9,999,999 or less	46	175,399,844.40	26.90%	4	4.6328	1.846769	1.35 or less	14	313,298,229.03	48.05%	(14)	4.7788	0.343117
10,000,000 to 19,999,999		8	107,871,934.53	16.54%	3	4.7021	1.890741	1.36 to 1.45	2	25,419,316.04	3.90%	4	4.7962	1.435794
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	5	96,761,516.14	14.84%	3	4.5686	1.528642
25,000,000 to 49,999,999		5	160,771,916.05	24.66%	(7)	4.5763	1.107099	1.56 to 1.65	3	38,310,786.98	5.88%	2	4.3095	1.631356
	50,000,000 or greater	3	188,294,758.89	28.88%	(17)	4.7709	0.109434	1.66 to 1.80	4	19,821,087.22	3.04%	3	4.6472	1.747198
	Totals	65	652,052,785.55	100.00%	(5)	4.6704	1.158519	1.81 to 2.00	10	35,912,189.93	5.51%	3	4.5695	1.925292
								2.01 or greater	24	102,815,328.53	15.77%	4	4.5850	2.609507
								Totals	65	652,052,785.55	100.00%	(5)	4.6704	1.158519
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 39

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	19,714,331.68	3.02%	4	4.6389	NAP	New Jersey	3	46,288,126.46	7.10%	3	4.8750	0.813595
Alabama	5	11,227,869.40	1.72%	1	4.6665	0.961572	New York	10	18,062,519.98	2.77%	5	4.6926	1.580905
Arizona	2	8,768,753.24	1.34%	3	4.8800	1.350679	North Carolina	3	42,878.69	0.01%	123	4.8650	2.562500
Arkansas	3	25,727.21	0.00%	123	4.8650	2.562500	Ohio	11	16,320,376.42	2.50%	4	4.7384	1.328638
California	32	51,659,922.71	7.92%	4	4.6013	2.187382	Oklahoma	1	33,178.26	0.01%	123	4.8650	2.562500
Colorado	4	7,527,931.01	1.15%	3	4.6788	1.509133	Oregon	2	22,915.50	0.00%	123	4.8650	2.562500
Connecticut	4	31,772.41	0.00%	123	4.8650	2.562500	Pennsylvania	16	80,578,278.34	12.36%	4	4.7072	1.646515
Florida	4	9,801,762.97	1.50%	2	4.4295	2.147933	Rhode Island	1	4,920.50	0.00%	123	4.8650	2.562500
Georgia	4	25,112,026.07	3.85%	(56)	4.7061	(0.023723)	South Carolina	2	16,167.38	0.00%	123	4.8650	2.562500
Idaho	1	7,029.29	0.00%	123	4.8650	2.562500	South Dakota	1	656,541.63	0.10%	3	4.3510	1.945700
Illinois	8	200,937,331.88	30.82%	(16)	4.7636	0.239121	Tennessee	4	29,410.56	0.00%	123	4.8650	2.562500
Indiana	8	16,360,507.38	2.51%	4	4.7551	1.629649	Texas	13	27,002,307.67	4.14%	3	4.5067	1.655024
Iowa	1	9,841.01	0.00%	123	4.8650	2.562500	Utah	1	3,795.82	0.00%	123	4.8650	2.562500
Kansas	1	437,694.42	0.07%	3	4.3510	1.945700	Virginia	5	10,183,189.15	1.56%	2	4.7948	1.234130
Kentucky	2	15,464.44	0.00%	123	4.8650	2.562500	Washington	2	8,856.91	0.00%	123	4.8650	2.562500
Louisiana	3	29,854,648.23	4.58%	1	4.1961	1.645029	Wisconsin	3	663,172.50	0.10%	6	4.3646	1.962044
Maine	1	6,466.95	0.00%	123	4.8650	2.562500	Totals	190	652,052,785.55	100.00%	(5)	4.6704	1.158519
Maryland	1	7,691,144.98	1.18%	3	4.6850	1.552000
									Property Type³
Massachusetts	3	6,250,113.65	0.96%	4	4.5967	2.734124
Michigan	8	49,094,226.74	7.53%	2	4.4389	2.318528		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Minnesota	1	4,081,151.36	0.63%	4	4.7600	0.870100		Properties	Balance	Agg. Bal.			DSCR¹
Mississippi	2	551,616.77	0.08%	4	4.3552	1.950730	Defeased	6	19,714,331.68	3.02%	4	4.6389	NAP
Missouri	3	20,525.54	0.00%	123	4.8650	2.562500	Industrial	1	5,331,146.77	0.82%	3	4.6790	2.756300
Nevada	3	2,936,200.07	0.45%	3	4.3510	1.945700	Lodging	6	114,161,182.57	17.51%	(43)	4.7683	0.423871
New Hampshire	2	12,090.38	0.00%	123	4.8650	2.562500	Mixed Use	4	70,667,475.89	10.84%	4	4.7956	0.243623
							Mobile Home Park	1	7,643,774.79	1.17%	3	4.6150	0.752000
							Multi-Family	24	64,552,712.53	9.90%	4	4.5961	2.065476
							Office	10	218,762,576.78	33.55%	3	4.6545	1.208619
							Retail	28	126,658,748.13	19.42%	3	4.5829	1.515130
							Self Storage	110	24,560,836.41	3.77%	9	4.6828	2.068003
							Totals	190	652,052,785.55	100.00%	(5)	4.6704	1.158519

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 39

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,714,331.68	3.02%	4	4.6389	NAP	Defeased	3	19,714,331.68	3.02%	4	4.6389	NAP
	4.20000% or less	1	29,817,955.32	4.57%	1	4.1953	1.643900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	5	60,271,605.34	9.24%	2	4.3029	1.764256	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	6	34,570,682.26	5.30%	3	4.5230	2.291952	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	40	287,042,086.98	44.02%	(2)	4.6908	1.335956	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	10	220,636,123.97	33.84%	(13)	4.8343	0.491375	49 months or greater	62	632,338,453.87	96.98%	(5)	4.6714	1.148874
	Totals	65	652,052,785.55	100.00%	(5)	4.6704	1.158519	Totals	65	652,052,785.55	100.00%	(5)	4.6704	1.158519
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 39

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,714,331.68	3.02%	4	4.6389	NAP	Defeased	3	19,714,331.68	3.02%	4	4.6389	NAP
	60 months or less	61	631,144,317.59	96.79%	(5)	4.6710	1.146199	Interest Only	1	3,400,000.00	0.52%	2	4.5690	3.013000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	8	38,229,006.28	5.86%	5	4.6163	1.276742
	121 months or greater	1	1,194,136.28	0.18%	123	4.8650	2.562500	241 months to 299 months	53	590,709,447.59	90.59%	(6)	4.6755	1.129869
	Totals	65	652,052,785.55	100.00%	(5)	4.6704	1.158519	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	65	652,052,785.55	100.00%	(5)	4.6704	1.158519
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 39

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	19,714,331.68	3.02%	4	4.6389	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	60	562,836,811.48	86.32%	(6)	4.6726	1.250593
	13 months to 24 months	2	69,501,642.39	10.66%	2	4.6609	0.325138
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	652,052,785.55	100.00%	(5)	4.6704	1.158519
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 39

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304830001	LO	Chicago	IL	Actual/360	4.806%	0.00	0.00	0.00	N/A	10/01/20	--	64,445,947.18	64,445,947.18	12/01/21
2	304830002	OF	Chicago	IL	Actual/360	4.672%	0.00	0.00	0.00	N/A	08/01/25	--	66,169,308.43	66,169,308.43	05/01/21
3	883100464	MU	Chicago	IL	Actual/360	4.845%	0.00	0.00	0.00	N/A	10/06/25	--	57,679,503.28	57,679,503.28	01/06/21
4	883100463	OF	Mount Laurel	NJ	Actual/360	4.875%	0.00	0.00	0.00	N/A	09/06/25	--	46,272,380.84	46,272,380.84	01/06/25
5	203281002	SS	Various	Various	Actual/360	4.865%	7,171.16	517,641.06	0.00	N/A	09/01/35	--	1,711,777.34	1,194,136.28	06/01/25
6	883100442	RT	Lansing	MI	Actual/360	4.287%	120,894.82	79,219.08	0.00	N/A	08/06/25	--	32,748,771.13	32,669,552.05	06/06/25
8	695100574	RT	Gettysburg	PA	30/360	4.804%	78,542.47	54,202.67	0.00	N/A	10/06/25	--	19,619,268.74	19,565,066.07	06/06/25
9	304200001	OF	New Orleans	LA	Actual/360	4.195%	107,968.27	68,467.91	0.00	N/A	07/01/25	--	29,886,423.23	29,817,955.32	06/01/25
10	304830010	OF	Pittsburgh	PA	Actual/360	4.715%	109,507.47	48,302.74	0.00	N/A	10/05/25	--	26,971,360.59	26,923,057.85	06/05/25
12	304830012	LO	Atlanta	GA	Actual/360	4.706%	0.00	0.00	0.00	N/A	10/01/20	--	25,088,969.99	25,088,969.99	04/01/21
17	304830017	OF	Detroit	MI	Actual/360	4.760%	64,114.38	35,113.17	0.00	N/A	09/01/25	--	15,641,891.71	15,606,778.54	06/01/25
18	695100572	OF	Pittsburgh	PA	Actual/360	4.742%	61,463.85	33,648.81	0.00	N/A	10/06/25	--	15,052,166.44	15,018,517.63	06/06/25
19	304830019	LO	Clifton Park	NY	Actual/360	4.690%	58,527.11	32,647.39	0.00	N/A	10/05/25	--	14,491,891.02	14,459,243.63	06/05/25
23	883100451	RT	Various	Various	Actual/360	4.351%	45,040.78	28,644.08	0.00	N/A	09/06/25	--	12,021,471.18	11,992,827.10	06/06/25
24	883100459	MF	Margate	FL	Actual/360	4.949%	49,167.70	11,537,276.12	0.00	N/A	09/06/25	--	11,537,276.12	0.00	06/06/25
25	623100243	MF	Pittsburgh	PA	Actual/360	4.640%	50,801.18	20,016.49	0.00	N/A	10/06/25	--	12,714,421.86	12,694,405.37	06/06/25
27	623100215	RT	Prattville	AL	Actual/360	4.685%	42,693.27	24,483.06	0.00	N/A	06/06/25	--	10,582,556.87	10,558,073.81	05/06/25
28	695100567	SS	Various	Various	Actual/360	4.706%	42,759.09	22,115.72	0.00	N/A	09/06/25	--	10,551,575.11	10,529,459.39	06/06/25
29	695100571	RT	Greenwood	IN	Actual/360	4.803%	42,039.46	22,516.68	0.00	N/A	10/06/25	--	10,164,485.04	10,141,968.36	06/06/25
30	623100214	RT	Yuma	AZ	Actual/360	4.467%	37,682.66	9,796,398.49	0.00	N/A	06/06/25	--	9,796,398.49	0.00	06/06/25
31	623100234	MF	Richmond	TX	Actual/360	4.294%	32,981.55	25,520.46	0.00	N/A	08/06/25	--	8,919,690.82	8,894,170.36	06/06/25
32	883100447	OF	Jacksonville	FL	Actual/360	4.428%	37,307.13	16,200.20	0.00	N/A	08/06/25	--	9,784,194.44	9,767,994.24	06/06/25
33	304830033	RT	Mesa	AZ	Actual/360	4.880%	36,811.86	19,316.39	0.00	N/A	09/05/25	--	8,760,093.04	8,740,776.65	06/05/25
34	883100502	MF	Pacoima	CA	Actual/360	4.645%	31,818.44	18,040.43	0.00	N/A	10/06/25	--	7,954,884.99	7,936,844.56	06/06/25
35	623100236	MH	Houston	TX	Actual/360	4.615%	30,446.40	17,569.70	0.00	N/A	09/06/25	--	7,661,344.49	7,643,774.79	06/06/25
36	695100568	RT	San Angelo	TX	Actual/360	4.729%	31,222.46	17,173.09	0.00	N/A	10/06/25	--	7,667,231.27	7,650,058.18	06/06/25
37	695100559	SS	Laurel	MD	Actual/360	4.685%	31,084.74	13,958.35	0.00	N/A	09/06/25	--	7,705,103.33	7,691,144.98	06/06/25
39	623100230	RT	Mattoon	IL	Actual/360	4.636%	29,085.89	13,384.95	0.00	N/A	08/06/25	--	7,285,840.77	7,272,455.82	06/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 39

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
40	623100237	MF	Millersville	PA	Actual/360	4.560%	26,335.92	15,505.12	0.00	N/A	09/06/25	--	6,706,941.83	6,691,436.71	06/06/25
43	304830043	MU	Canton	MA	Actual/360	4.596%	24,712.60	11,411.98	0.00	N/A	10/01/25	--	6,244,233.57	6,232,821.59	06/01/25
44	695100570	MF	Cleveland	OH	Actual/360	4.733%	24,674.55	11,638.91	0.00	N/A	10/06/25	--	6,054,156.13	6,042,517.22	06/06/25
45	304830045	OF	Westminster	CO	Actual/360	4.770%	24,089.34	10,471.28	0.00	N/A	09/05/25	--	5,864,721.25	5,854,249.97	06/05/25
47	883100507	MF	Panorama City	CA	Actual/360	4.645%	21,212.29	12,026.96	0.00	N/A	10/06/25	--	5,303,256.11	5,291,229.15	06/06/25
48	304830048	SS	Pittsburgh	PA	Actual/360	4.590%	20,386.87	11,872.09	0.00	N/A	09/01/25	--	5,157,967.85	5,146,095.76	06/01/25
49	304830049	RT	Fairlawn	OH	Actual/360	4.829%	0.00	0.00	0.00	N/A	10/01/25	--	4,741,604.40	4,741,604.40	04/01/23
52	883100457	IN	Mount Prospect	IL	Actual/360	4.679%	21,516.23	9,008.97	0.00	N/A	09/06/25	--	5,340,155.74	5,331,146.77	06/06/25
54	883100445	LO	Leesburg	VA	Actual/360	4.810%	17,099.64	14,446.92	0.00	N/A	08/06/25	--	4,128,407.79	4,113,960.87	06/06/25
55	883100437	RT	Hollister	CA	Actual/360	4.343%	15,149.12	9,720.86	0.00	N/A	08/06/25	--	4,050,777.03	4,041,056.17	06/06/25
56	883100448	LO	Staunton	VA	Actual/360	4.816%	15,567.87	13,128.13	0.00	N/A	08/06/25	--	3,753,908.17	3,740,780.04	06/06/25
57	304830057	MU	Minneapolis	MN	Actual/360	4.760%	16,757.97	7,265.54	0.00	N/A	10/05/25	--	4,088,416.90	4,081,151.36	06/05/25
59	623100228	RT	Various	NY	Actual/360	4.695%	13,919.14	7,851.03	0.00	N/A	08/06/25	--	3,442,846.11	3,434,995.08	06/06/25
60	304830060	OF	Lancaster	CA	Actual/360	4.440%	12,770.67	7,857.52	0.00	N/A	09/05/25	--	3,340,191.48	3,332,333.96	06/05/25
61	695100569	MF	Elyria	OH	Actual/360	4.733%	13,610.12	7,475.12	0.00	N/A	10/06/25	--	3,339,382.31	3,331,907.19	06/06/25
62	883100462	RT	Various	Various	Actual/360	4.550%	14,473.03	5,913.39	0.00	10/06/25	07/06/25	--	3,693,932.51	3,688,019.12	06/06/25
63	883100453	OF	Pikesville	MD	Actual/360	4.588%	12,445.13	3,150,044.76	0.00	N/A	09/06/25	--	3,150,044.76	0.00	06/06/25
64	883100446	MU	Houston	TX	Actual/360	4.250%	9,822.51	9,950.93	0.00	N/A	08/06/25	--	2,683,950.59	2,673,999.66	06/06/25
65	883100481	MF	Ontario	CA	Actual/360	4.645%	11,510.55	6,526.25	0.00	N/A	10/06/25	--	2,877,736.30	2,871,210.05	06/06/25
66	883100497	MF	Ontario	CA	Actual/360	4.645%	11,411.88	6,470.32	0.00	N/A	10/06/25	--	2,853,069.77	2,846,599.45	06/06/25
67	883100444	RT	Beaver Falls	PA	Actual/360	4.569%	13,377.02	0.00	0.00	N/A	08/06/25	--	3,400,000.00	3,400,000.00	06/06/25
68	883100480	MF	Hawthorne	CA	Actual/360	4.645%	7,860.06	4,456.50	0.00	N/A	10/06/25	--	1,965,082.44	1,960,625.94	06/06/25
69	883100503	MF	Los Angeles	CA	Actual/360	4.645%	2,844.75	1,612.92	0.00	N/A	10/06/25	--	711,211.43	709,598.51	06/06/25
70	883100511	MF	North Hills	CA	Actual/360	4.645%	10,523.93	5,966.86	0.00	N/A	10/06/25	--	2,631,072.99	2,625,106.13	06/06/25
71	883100436	LO	Woodstock	VA	Actual/360	4.733%	9,457.38	8,185.96	0.00	N/A	08/06/25	--	2,320,466.82	2,312,280.86	06/06/25
73	623100231	RT	Philadelphia	PA	Actual/360	4.655%	9,844.60	5,633.50	0.00	N/A	08/06/25	--	2,455,947.94	2,450,314.44	06/06/25
75	883100483	MF	Los Angeles	CA	Actual/360	4.645%	4,571.33	2,591.86	0.00	N/A	10/06/25	--	1,142,871.87	1,140,280.01	06/06/25
76	883100500	MF	Palmdale	CA	Actual/360	4.645%	4,324.68	2,452.00	0.00	N/A	10/06/25	--	1,081,207.08	1,078,755.08	06/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 39

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
77	883100499	MF	North Hills	CA	Actual/360	4.645%	8,632.91	4,894.69	0.00	N/A	10/06/25	--	2,158,302.22	2,153,407.53	06/06/25
78	304830078	RT	Tyler	TX	Actual/360	4.800%	8,481.05	2,051,868.12	0.00	N/A	07/06/25	--	2,051,868.12	0.00	06/06/25
79	883100475	MF	Los Angeles	CA	Actual/360	4.645%	4,324.68	2,452.00	0.00	N/A	10/06/25	--	1,081,207.08	1,078,755.08	06/06/25
80	883100493	MF	Palmdale	CA	Actual/360	4.645%	3,535.38	2,004.49	0.00	N/A	10/06/25	--	883,876.82	881,872.33	06/06/25
81	883100477	MF	North Hollywood	CA	Actual/360	4.645%	6,988.54	3,962.38	0.00	N/A	10/06/25	--	1,747,196.20	1,743,233.82	06/06/25
82	883100492	MF	Los Angeles	CA	Actual/360	4.645%	4,735.76	2,685.10	0.00	N/A	10/06/25	--	1,183,982.13	1,181,297.03	06/06/25
83	883100488	MF	Los Angeles	CA	Actual/360	4.645%	2,187.00	1,239.99	0.00	N/A	10/06/25	--	546,770.16	545,530.17	06/06/25
84	883100485	MF	Los Angeles	CA	Actual/360	4.645%	6,741.89	3,822.52	0.00	N/A	10/06/25	--	1,685,531.56	1,681,709.04	06/06/25
85	883100514	MF	Los Angeles	CA	Actual/360	4.645%	6,577.46	3,729.28	0.00	N/A	10/06/25	--	1,644,421.15	1,640,691.87	06/06/25
86	883100490	MF	Los Angeles	CA	Actual/360	4.645%	6,001.93	3,402.97	0.00	N/A	10/06/25	--	1,500,534.35	1,497,131.38	06/06/25
87	883100505	MF	Los Angeles	CA	Actual/360	4.645%	5,837.49	3,309.74	0.00	N/A	10/06/25	--	1,459,424.04	1,456,114.30	06/06/25
88	883100506	MF	Los Angeles	CA	Actual/360	4.645%	5,393.51	3,058.02	0.00	N/A	10/06/25	--	1,348,424.85	1,345,366.83	06/06/25
89	883100508	MF	Palmdale	CA	Actual/360	4.645%	5,048.19	2,862.24	0.00	N/A	10/06/25	--	1,262,092.22	1,259,229.98	06/06/25
Totals							1,643,887.11	27,910,634.26	0.00				679,963,419.81	652,052,785.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 39

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	2,530,412.00	0.00	--	--	04/11/24	24,942,141.19	4,557,009.31	0.00	0.00	0.00	12,030,114.45
2	3,850,857.00	0.00	--	--	06/11/25	35,071,294.94	1,810,480.71	(524.21)	3,022,173.62	0.00	8,339,667.25
3	(283,547.00)	0.00	--	--	08/12/24	57,484,856.15	3,226,907.62	0.00	0.00	0.00	5,512,672.32
4	2,975,997.31	2,388,940.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	1,270,271.02
5	53,587,620.24	54,968,463.38	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,226,839.00	1,002,453.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,333,061.16	539,574.86	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	12,983,658.15	3,262,214.75	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,197,115.70	778,114.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	570,437.00	0.00	--	--	05/12/25	25,088,969.99	1,008,421.17	0.00	0.00	0.00	1,528.00
17	5,226,393.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,915,386.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,585,933.40	1,833,817.83	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,822,438.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,033,784.46	203,643.97	01/01/25	03/31/25	--	0.00	0.00	67,130.77	67,130.77	0.00	0.00
28	1,836,055.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	989,700.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,852,052.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,281,210.60	386,817.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,473,497.90	373,712.87	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	926,341.00	945,681.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,374,830.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	445,352.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,208,569.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	817,840.21	211,979.29	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	941,602.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 39

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	869,869.83	224,046.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,279,878.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	548,362.52	179,835.64	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	662,727.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	801,435.00	842,238.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	875,117.53	216,619.90	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	18,808.00	0.00	--	--	05/12/25	3,218,516.89	468,304.60	0.00	0.00	0.00	659,942.72
52	561,512.66	270,506.74	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	688,186.00	752,450.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	812,464.30	176,672.79	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	276,634.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	317,242.00	294,434.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	390,613.75	130,224.43	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	619,947.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	376,358.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	554,843.20	128,459.71	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
65	481,089.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	544,658.00	596,601.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
67	507,730.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	370,733.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	152,584.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	459,073.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	328,961.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	325,678.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	156,710.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	189,097.00	200,812.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 39

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
77	344,773.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	185,002.67	177,201.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
79	210,268.00	207,418.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
80	127,724.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	246,857.00	272,350.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
82	211,314.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
83	126,687.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	151,052.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	243,330.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	261,336.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	210,007.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
88	200,621.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
89	146,590.00	288,050.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	127,539,316.02	71,853,333.08				145,805,779.16	11,071,123.41	66,606.56	3,089,304.39	0.00	27,814,195.76

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 39

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	695100574	22,514.64	Partial Liquidation (Curtailment)	0.00	0.00
24	883100459	11,512,098.15	Payoff Prior to Maturity	0.00	0.00
63	883100453	3,143,804.54	Payoff Prior to Maturity	0.00	0.00
78	304830078	2,047,232.54	Payoff Prior to Maturity	0.00	0.00
Totals		16,725,649.87		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 39

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	4	174,862,796.95	0	0.00	4	151,956,024.85	0	0.00	1	22,514.64	3	16,703,135.23	4.670374%	4.530404%	(5)
05/16/25	0	0.00	0	0.00	4	174,862,796.95	0	0.00	4	151,956,024.85	0	0.00	1	1,059.29	2	7,175,167.43	4.672224%	4.541099%	(4)
04/17/25	0	0.00	1	46,380,317.41	3	128,590,416.11	0	0.00	4	151,956,024.85	0	0.00	1	5,458.64	0	0.00	4.672668%	4.559526%	(2)
03/17/25	1	46,481,548.35	0	0.00	3	128,590,416.11	0	0.00	4	151,956,024.85	0	0.00	1	45,813.46	1	3,787,439.26	4.672737%	4.559769%	(1)
02/18/25	0	0.00	0	0.00	3	128,608,313.19	0	0.00	4	151,973,921.93	0	0.00	2	1,879,349.70	0	0.00	4.670933%	4.559292%	0
01/17/25	0	0.00	0	0.00	3	130,453,497.08	0	0.00	4	151,989,837.53	0	0.00	0	0.00	0	0.00	4.671012%	4.559153%	1
12/17/24	3	4,138,421.64	0	0.00	3	130,469,346.77	0	0.00	4	152,198,731.75	0	0.00	1	6,951.60	0	0.00	4.671107%	4.559372%	2
11/18/24	0	0.00	0	0.00	3	130,485,773.05	0	0.00	4	152,419,298.63	0	0.00	0	0.00	0	0.00	4.671204%	4.559598%	3
10/18/24	0	0.00	0	0.00	3	130,501,489.08	0	0.00	4	152,626,431.82	0	0.00	1	17,649.63	0	0.00	4.671297%	4.575196%	4
09/17/24	0	0.00	0	0.00	3	130,517,786.53	0	0.00	4	152,845,301.24	0	0.00	1	17,096.29	0	0.00	4.671394%	4.575416%	5
08/16/24	0	0.00	0	0.00	3	130,533,369.99	0	0.00	4	153,050,687.58	0	0.00	1	43,851.02	0	0.00	4.671489%	4.575628%	6
07/17/24	0	0.00	0	0.00	3	130,548,888.92	0	0.00	4	153,255,231.72	0	0.00	1	126,658.14	0	0.00	4.671587%	4.575847%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	304830001	12/01/21	41	5	0.00	0.00	0.00	69,370,036.78	05/19/20	7			04/14/23
2	304830002	05/01/21	48	6	(524.21)	3,022,173.62	0.00	69,950,190.54	07/21/20	13
3	883100464	01/06/21	52	6	0.00	0.00	0.00	59,929,896.14	07/10/20	7			06/18/24
4	883100463	01/06/25	4	6	0.00	0.00	0.00	46,701,516.25	04/17/25	13
12	304830012	04/01/21	49	5	0.00	0.00	0.00	27,419,413.67	06/09/20	7			03/02/21
27	623100215	05/06/25	0	5	67,130.77	67,130.77	0.00	10,582,556.87	06/11/25	0
49	304830049	04/01/23	25	6	0.00	0.00	0.00	5,101,197.05	06/09/20	7			06/29/21
Totals					66,606.56	3,089,304.39	0.00	289,054,807.30
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 39

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		100,092,991	0	10,558,074		89,534,917
0 - 6 Months		550,765,658	375,902,861	112,441,689		62,421,108
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,194,136	1,194,136	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	652,052,786	387,655,071	0	0	112,441,689	151,956,025
May-25	679,963,420	415,565,706	0	0	112,441,689	151,956,025
Apr-25	688,731,063	424,225,412	0	46,380,317	66,169,308	151,956,025
Mar-25	690,252,821	425,645,939	46,481,548	0	66,169,308	151,956,025
Feb-25	701,810,068	483,666,838	0	0	66,169,308	151,973,922
Jan-25	705,245,127	485,256,713	0	0	67,998,577	151,989,838
Dec-24	706,987,612	482,651,882	4,138,422	0	67,998,577	152,198,732
Nov-24	708,813,434	488,395,559	0	0	67,998,577	152,419,299
Oct-24	710,541,517	489,916,509	0	0	67,998,577	152,626,432
Sep-24	712,364,102	491,520,224	0	0	220,843,878	0
Aug-24	714,094,883	493,045,619	0	0	67,998,577	153,050,688
Jul-24	715,845,334	494,591,526	0	0	67,998,577	153,255,232
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 39

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	883100464	57,679,503.28	59,929,896.14	18,400,000.00	06/06/24	(308,505.00)	(0.15720)	12/31/24	10/06/25	243
4	883100463	46,272,380.84	46,701,516.25	75,100,000.00	07/21/15	2,168,503.90	0.81300	09/30/24	09/06/25	242
12	304830012	25,088,969.99	27,419,413.67	9,575,000.00	02/10/25	(49,171.00)	(0.02610)	12/31/24	10/01/20	243
27	623100215	10,558,073.81	10,582,556.87	17,300,000.00	01/28/15	180,841.47	0.89730	03/31/25	06/06/25	239
34	883100502	7,936,844.56	7,936,844.56	21,300,000.00	12/12/24	1,358,117.00	2.26990	12/31/24	10/06/25	243
47	883100507	5,291,229.15	5,291,229.15	12,500,000.00	12/12/24	771,307.00	1.93370	03/31/25	10/06/25	243
49	304830049	4,741,604.40	5,101,197.05	3,050,000.00	03/13/25	(33,986.00)	(0.07910)	12/31/24	10/01/25	183
86	883100490	1,497,131.38	1,497,131.38	3,875,000.00	12/19/24	261,123.00	2.31370	12/31/24	10/06/25	243
87	883100505	1,456,114.30	1,456,114.30	4,100,000.00	12/19/24	210,007.00	1.91320	12/31/24	10/06/25	243
88	883100506	1,345,366.83	1,345,366.83	3,950,000.00	12/19/24	200,382.00	1.97580	12/31/24	10/06/25	243
89	883100508	1,259,229.98	1,259,229.98	3,860,000.00	12/29/24	264,106.00	2.78220	03/31/25	10/06/25	243
1	304830001	64,445,947.18	69,370,036.78	61,900,000.00	02/07/24	1,132,340.00	0.23260	12/31/24	10/01/20	243
2	304830002	66,169,308.43	69,950,190.54	100,900,000.00	05/01/25	2,258,041.00	0.22190	12/31/23	08/01/25	243
81	883100477	1,743,233.82	1,743,233.82	4,650,000.00	12/19/24	234,237.00	1.78240	03/31/25	10/06/25	243
82	883100492	1,181,297.03	1,181,297.03	4,000,000.00	12/19/24	211,089.00	2.37040	12/31/24	10/06/25	243
83	883100488	545,530.17	545,530.17	2,000,000.00	12/19/24	126,687.00	3.08060	12/31/24	10/06/25	243
84	883100485	1,681,709.04	1,681,709.04	5,100,000.00	12/30/24	151,052.00	1.19150	12/31/24	10/06/25	243
85	883100514	1,640,691.87	1,640,691.87	3,610,000.00	12/29/24	243,330.00	1.96740	12/31/24	10/06/25	243
65	883100481	2,871,210.05	2,871,210.05	9,090,000.00	12/13/24	467,354.00	2.15920	12/31/24	10/06/25	243
66	883100497	2,846,599.45	2,846,599.45	8,920,000.00	12/12/24	596,601.00	2.78020	03/31/25	10/06/25	243
68	883100480	1,960,625.94	1,960,625.94	5,600,000.00	12/19/24	370,733.00	2.50830	12/31/24	10/06/25	243
69	883100503	709,598.51	709,598.51	2,650,000.00	12/19/24	152,584.00	2.85240	12/31/24	10/06/25	243
70	883100511	2,625,106.13	2,625,106.13	6,550,000.00	12/16/24	458,733.00	2.31810	12/31/24	10/06/25	243
75	883100483	1,140,280.01	1,140,280.01	3,200,000.00	12/19/24	156,710.00	1.82300	12/31/24	10/06/25	243
76	883100500	1,078,755.08	1,078,755.08	3,036,000.00	12/19/24	160,132.00	1.96910	03/31/25	10/06/25	243
77	883100499	2,153,407.53	2,153,407.53	5,870,000.00	12/16/24	343,592.00	2.11660	12/31/24	10/06/25	243
79	883100475	1,078,755.08	1,078,755.08	3,380,000.00	12/19/24	207,418.00	2.55060	03/31/25	10/06/25	243
80	883100493	881,872.33	881,872.33	2,600,000.00	12/19/24	124,171.00	1.86780	12/31/24	10/06/25	243
Totals		317,880,376.17	331,979,395.54	406,066,000.00		12,417,529.37

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 39

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304830001	LO	IL	05/19/20	7

Franchise Agreement expiring 6/2025. The subject is the fee simple interest full service Hilton Hotel located in the Magnificent Mile area of downtown Chicago. The property, which opened in 1990, features 345 all-suites rooms, ~8,417 sf of meeting a rea, full service dining areas served by two leased restaurant facilities (one vacant), indoor pool, fitness center, and business center. Hotel has three Unions representing various employees serving the Hotel (Valet/Bellman,

Housekeepers, and Engineers). Lease for vacant ground floor restaurant has been executed by both parties. Tenant is now open for business. Companion Loan: None. PM: Property manager can only retain $100,000 at property level for general operating expenses. All other excess funds are to be sent to MS on monthly basis. Deferred Maintenance / Repair Issues: Proceeding with exterior wall renovation per City Engineering Report. AIA has been fully executed.

	Marketing Summary: Asset is currently not on market, but anticipating Q2 2025 marketing process, after conclusion of tax appeal process.

2	304830002	OF	IL	07/21/20	13

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan is in monetary default. Lender is continuing with the foreclosure process. Borrower answered the complaint. New judge was appointed . Lender filed a recourse claim. Litigation continues. Transwestern was appointed as receiver and is managing the property. Lender amended the complaint to add the recourse component to the Illinois foreclosure. Case is

	still winding down the pleading st ages and is now entering the discovery phase. Lender is trying to re-engage Borrower for a settlement but no proposals have been offered.

3	883100464	MU	IL	07/10/20	7

REO Title Date: June 21, 2024. Description of Collateral: Collateral is a mixed-use office/retail/parking Property totaling 134,536 SF. Property is comprised of 54,131 SF of retail space, 14,400 SF of office space, and a 66,000 SF (166 space)

indoo r parking garage at the base of the Palmer House Hilton hotel (non-collateral, $333.2MM loan in JPMCC 2018-PHH currently SS with Situs). Property is located on State Street in Chicago's Loop neighborhood in Cook County. The former T-1, Ampco System Parking exercised its one-time right to terminate on 7/2020 and vacated the premises. The new parking operator, SP Plus, is on an operating agreement and rental income is based on the net rental income generated by the operator. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: The property is in good condition. Leasing Summary: New leasing agreement has been entered into with a local Chicago boutique leasing form. To date no new retail leases have been executed although tours of potential tenants have been conducted. Hilton has renewed their office lease through 9/30/27 with a termination right 9/30/26. An amendment to

	relocate Starbucks from their interior suite to a suite along Monroe has been fully execu ted. Marketing Summary: Asset is not currently on the market.

4	883100463	OF	NJ	04/17/25	13
	The loan is 60+days delinquent. Notice of Default has been sent to the Borrower. Have not received any response from the Borrower. Engaging counsel to initiate enforcement actions.

12	304830012	LO	GA	06/09/20	7

Franchise Agreement expiring 6/2025. The subject is the fee simple interest full service Hilton Hotel located in the Central Perimeter Market of Atlanta, GA. The property, which opened in 1987, features 224 all-suites rooms, ~7,000 sf of meeting are a, full service dining area, indoor/outdoor pool, fitness center, and business center. Companion Loan: None. Deferred Maintenance / Repair Issues: PIP has been requested from Wyndham and IHG. Pricing both upon receipt. Taxes

	protest has been successful with a reduced value of ~$14MM vs. ~$24MM, resulting in a tax savings of ~$137K. 2024 appeal is underway. Marketing Summary: Asset is currently not on market.

27	623100215	RT	AL	06/11/25	0
	Special Servicer comments are not available for this cycle.

© 2021 Computershare. All rights reserved. Confidential.						Page 25 of 39

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
34	883100502	MF	CA	10/22/24	11

Loan transferred 10/23/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the bu sinesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subject is a 95 unit garden style multifamily property located in the community of Pacoima, Ca., 15 miles NW of the Los Angeles CBD. Built

	in 1989, the property consists of 4 two-story buildings situated on two non-contiguous parcels. The Receiver is plannning to payoff the loan in full

47	883100507	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the bu sinesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subj is a 121 unit garden style multifamily property located in Panorama Hills, Ca., 17 miles NW of the Los Angeles CBD. Built in 1964,

	property consists of one two-story building situated on 1.216 acres. Unit mix consists solely of studio units. The Receiver has proposed to payoff the loan in full.

49	304830049	RT	OH	06/09/20	7

REO Title Date: 6/29/21: The collateral is the leasehold interest in a 165K SF big box retail Property located in the Fairlawn/Montrose submkt of Ohio, 20 mi S of the Cleveland CBD. Property was built in 1992 and is located on a 4.52-acre site.

Subj is part of a larger 500K SF power center with tenants including Home Depot, Dick's Sporting Goods, and World Market As of 5/30/25, the property is 100% leased & 58% occupied. Crossed with or is companion: N.A Deferred

Maintenance/Repair Issues: Parking lot needs sealing and restriping. Leasing: Signed a lease with Dick's to take the whole vacant 69K space; the space has been turned over to Dick's so they can begin their buildout. Marketing: Plan to

	market the Property for sale in the n ext few months.

65	883100481	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver & ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On Aug 6, 2024, the Superior Court of the State of Ca lifornia entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is a Class C, 12 building, 38 unit, 43K SF NRA, garden style multi-family property in Ontario, CA, approx. 35 miles east of L.A.

	Built in 1970 & 1972 on a two-parcel, non-contig uous 2.40-acre site. The Receiver has proposed to payoff the loans in full.

66	883100497	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the bu sinesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is a 36 unit multi-family garden property in Ontario, CA with predominantly two-story apartment buildings built in 1971 on two,

	non-contiguous parcels totaling 1.67-acres. The Receiver is planning to payoff the loan in full.

© 2021 Computershare. All rights reserved. Confidential.						Page 26 of 39

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
68	883100480	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The Collateral is a 31 unit multifamily building in Los Angeles, CA. The property was built in 1989. Crossed with South View (Avalon)

Apartments.The Receiver has proposed to payoff th e loans in full.

© 2021 Computershare. All rights reserved. Confidential.						Page 27 of 39

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
69	883100503	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Built in 1993, collateral consists of 2 low-rise multifamily properties in the South Central submarket of Los Angeles. Cross-collateralized

	with Cedar Pointe Apartments. The Receiver has proposed to payoff the loan in full.

70	883100511	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The Subject Property, Suncrest Apartments is a multifamily property, consisting of 40 units, built in 1987. The Receiver has proposed to

	payoff the loan in full.

75	883100483	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subject is a 13 unit, two story apartment building built in 1991 on .22 acres in Los Angeles, Ca. This loan is cross collateralized with Royal

	Palms Apartments. The Receiver has proposed to payoff the loans in full.

76	883100500	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral consists of 28 units in 2 garden-style multifamily walk-up properties built in 1987 in the Palmdale submarket of Los Angeles.

	Crossed with Forest View Apartments. The Recei ver has proposed to payoff the loan in full.

77	883100499	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The Subject Property Rose Terrace Apartments (Parthenia) is a multifamily type of property, built in 1964. It consists of 32 units and is

	located in North Hills, CA. The Receiver has proposed to payoff the loan in full.

© 2021 Computershare. All rights reserved. Confidential.						Page 28 of 39

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
79	883100475	MF	CA	10/22/24	11

Loan transferred 10/23/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. The Property is a 13 unit, single-building, three-story apartment project built in 1991 and is situated on a 0.23-acre residentially zoned site. The loan is crossed with Iron Mountain Apartments. The Receiver has proposed to payoff the loans in full.

© 2021 Computershare. All rights reserved. Confidential.						Page 29 of 39

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
80	883100493	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Property is a 24-unit multifamily property in Palmdale, CA, built in 1988. Loan is crossed with Beverly Terrace Apartments. The Receiver

	has proposed to payoff the loans in full.

81	883100477	MF	CA	10/22/24	11

Loan transferred 10/23/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

	$52MM. Asset is a 20-unit multifamily walk-up property constructed in 1986 and are situated on a total of 0.465 acres. The Receiver has proposed to payoff the loans in full.

82	883100492	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Built in 1990, collateral consists of 2 low rise multifamily properties in the South Glendale submarket of Los Angeles. Loan is crossed with

	Highland Meadows (43/44) Apartments. The Receiver has proposed to payoff the loans in full.

83	883100488	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Built in 1989, collateral consists of 8 units is 2 low rise multifamily properties in the South Glendale submarket of Los Angeles. Crossed

	with Highland Springs Apartments. The Receiver has proposed to payoff the loans in full.

84	883100485	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is 2 garden-style multifamily properties in So. Glendale submarket of Los Angeles. Built in 1989, sponsor invested $15K of capex

	2012-2014. The Receiver has proposed to payoff the loans in full.

© 2021 Computershare. All rights reserved. Confidential.						Page 30 of 39

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
85	883100514	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is a Class B/C 19 unit, garden style apartment building built in 1990 in Los Angeles, CA. The Receiver has proposed to payoff the loan in full.

© 2021 Computershare. All rights reserved. Confidential.						Page 31 of 39

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
86	883100490	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The Subject Property Highland Meadows (Mediterranean) Apartments is a 16 unit multifamily property type which was built in 1989. Loan is crossed with Highland Springs Apartments. The Receiver has proposed to payoff the loans in full.

87	883100505	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subject is a 19 unit, single-building, three-story residential over one story of parking, built in 1989 and is situated on a 0.17-acre residentially zoned site in the Wilshire submarket of Los Angeles, CA. The Receiver has proposed to payoff the loan in full.

88	883100506	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The subject is two buildings with 16 two-story townhomes built on .24 acres in 1990, located in the South Central submarket of Los

Angeles CA. The Receiver is planning to payoff the l oan in full.

89	883100508	MF	CA	10/22/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subj is a 2-story, 34 unit garden style multifamily property built in 1983. Unit mix consists of 1 and 2 bedroom units. The Receiver has proposed to payoff the loan in full.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 32 of 39

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	883100442	37,001,206.13	4.28700%	37,001,206.13	4.28700%	10	07/08/20	06/06/20	08/11/20
8	695100574	0.00	4.80400%	0.00	4.80400%	8	08/17/20	07/06/20	--
8	695100574	0.00	4.80400%	0.00	4.80400%	9	10/12/22	11/06/22	08/11/20
8	695100574	0.00	4.80400%	0.00	4.80400%	9	12/10/22	11/06/22	08/11/20
29	695100571	0.00	4.80300%	0.00	4.80300%	8	05/06/21	05/06/21	--
33	304830033	0.00	4.88000%	0.00	4.88000%	8	11/08/21	11/08/21	--
Totals		37,001,206.13		37,001,206.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 33 of 39

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	695100575	11/18/20	12,750,889.87	25,300,000.00	9,097,517.41	326,424.31	9,097,517.41	8,771,093.10	3,979,796.77	0.00	(35,237.44)	4,015,034.21	16.06%
26	304830026	07/15/22	12,366,332.09	4,950,000.00	6,090,395.60	1,404,436.20	5,591,623.08	4,187,186.88	8,179,145.21	0.00	306,808.83	7,872,336.38	57.67%
38	304830038	01/18/22	6,819,080.90	12,650,000.00	17,700,009.90	8,321,652.64	17,261,221.71	8,939,569.07	0.00	0.00	7,184.43	(7,184.43)	0.08%
58	883100429	04/17/23	3,653,728.20	2,700,000.00	3,000,000.00	1,102,587.61	2,762,213.44	1,659,625.83	1,994,102.37	0.00	169,210.27	1,824,892.10	40.55%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			35,590,031.06	45,600,000.00	35,887,922.91	11,155,100.76	34,712,575.64	23,557,474.88	14,153,044.35	0.00	447,966.09	13,705,078.26

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 34 of 39

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/25 08/17/22	6,927.55 0.00	0.00 956,860.68	0.00 0.00	0.00 0.00	0.00 0.00	6,927.55 0.00	0.00 0.00	0.00 0.00	6,927.55
		07/15/22	0.00	174.36	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	541.62	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	170.14	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	4,015,033.68	0.00	0.00	0.00	0.00	0.00	0.00
14	695100575	06/17/21	0.00	0.00	4,015,034.21	0.00	0.00	64.49	0.00	0.00	4,015,034.21
		05/17/21	0.00	0.00	4,014,969.72	0.00	0.00	(96.22)	0.00	0.00
		04/16/21	0.00	0.00	4,015,065.94	0.00	0.00	(5,878.06)	0.00	0.00
		03/17/21	0.00	0.00	4,020,944.00	0.00	0.00	1,054.47	0.00	0.00
		01/15/21	0.00	0.00	4,019,889.53	0.00	0.00	27,210.03	0.00	0.00
		12/17/20	0.00	0.00	3,992,679.50	0.00	0.00	12,882.73	0.00	0.00
		11/18/20	0.00	0.00	3,979,796.77	0.00	0.00	3,979,796.77	0.00	0.00
26	304830026	02/18/25	0.00	0.00	7,872,336.38	0.00	0.00	11.05	0.00	0.00	7,872,336.38
		01/17/25	0.00	0.00	7,872,325.33	0.00	0.00	(961.82)	0.00	0.00
		09/15/23	0.00	0.00	7,873,287.15	0.00	0.00	(237,199.21)	0.00	0.00
		02/17/23	0.00	0.00	8,110,486.36	0.00	0.00	2,634.10	0.00	0.00
		01/18/23	0.00	0.00	8,107,852.26	0.00	0.00	117.50	0.00	0.00
		12/16/22	0.00	0.00	8,107,734.76	0.00	0.00	460.66	0.00	0.00
		10/17/22	0.00	0.00	8,107,274.10	0.00	0.00	26,870.29	0.00	0.00
		09/16/22	0.00	0.00	8,080,403.81	0.00	0.00	(99,941.40)	0.00	0.00
		08/17/22	0.00	0.00	8,180,345.21	0.00	0.00	1,200.00	0.00	0.00
		07/15/22	0.00	0.00	8,179,145.21	0.00	0.00	8,179,145.21	0.00	0.00
38	304830038	01/18/23	0.00	0.00	(7,184.43)	0.00	0.00	(10,533.54)	0.00	0.00	(7,184.43)
		09/16/22	0.00	0.00	3,349.11	0.00	0.00	34.27	0.00	0.00
		08/17/22	0.00	0.00	3,314.84	0.00	0.00	175.03	0.00	0.00
		07/15/22	0.00	0.00	3,139.81	0.00	0.00	2,253.69	0.00	0.00
		06/17/22	0.00	0.00	886.12	0.00	0.00	174.36	0.00	0.00
		05/17/22	0.00	0.00	711.76	0.00	0.00	541.62	0.00	0.00
		03/17/22	0.00	0.00	170.14	0.00	0.00	170.14	0.00	0.00
		01/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 35 of 39

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
38 58	304830038 883100429	01/25/22 08/16/24	0.00 0.00	0.00 0.00	0.00 1,824,892.10	0.00 0.00	0.00 0.00	0.00 6,040.35	0.00 0.00	0.00 0.00	1,824,892.10
		07/17/24	0.00	0.00	1,818,851.75	0.00	0.00	(2,139.37)	0.00	0.00
		05/17/24	0.00	0.00	1,820,991.12	0.00	0.00	2,500.00	0.00	0.00
		01/18/24	0.00	0.00	1,818,491.12	0.00	0.00	9,064.15	0.00	0.00
		11/17/23	0.00	0.00	1,809,426.97	0.00	0.00	(67.50)	0.00	0.00
		10/17/23	0.00	0.00	1,809,494.47	0.00	0.00	551.10	0.00	0.00
		09/15/23	0.00	0.00	1,808,943.37	0.00	0.00	(55,108.66)	0.00	0.00
		08/17/23	0.00	0.00	1,864,052.03	0.00	0.00	3,900.40	0.00	0.00
		07/17/23	0.00	0.00	1,860,151.63	0.00	0.00	(133,950.74)	0.00	0.00
		04/17/23	0.00	0.00	1,994,102.37	0.00	0.00	1,994,102.37	0.00	0.00
Current Period Totals			6,927.55	0.00	0.00	0.00	0.00	6,927.55	0.00	0.00	6,927.55
Cumulative Totals			6,927.55	4,972,780.48	13,705,078.26	0.00	0.00	13,705,078.26	0.00	0.00	13,712,005.81

© 2021 Computershare. All rights reserved. Confidential.							Page 36 of 39

Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	13,873.78	0.00	0.00	0.00	0.00	266,709.55	0.00	0.00	0.00	0.00
2	0.00	0.00	14,244.78	0.00	0.00	0.00	0.00	266,206.48	0.00	0.00	0.00	0.00
3	0.00	0.00	12,417.12	0.00	0.00	0.00	0.00	240,643.69	0.00	0.00	0.00	0.00
4	0.00	0.00	9,961.42	0.00	0.00	0.00	0.00	194,247.60	0.00	0.00	0.00	0.00
12	0.00	0.00	5,401.10	0.00	0.00	0.00	0.00	101,670.26	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	645.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	561.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	19,717.04	0.00	0.00	0.00	0.00
65	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
82	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
86	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
87	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
89	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	132,898.20	0.00	1,206.84	0.00	0.00	1,089,194.63	0.00	0.00	0.00	0.00

Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.	Collateral Shortfall Total	1,223,299.67

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Supplemental Notes

None

© 2021 Computershare. All rights reserved. Confidential.	Page 39 of 39